Document And Entity Information	6 Months Ended
Sep. 30, 2024
Document Information [Line Items]
Entity Central Index Key	0001935418
Entity Registrant Name	Foremost Clean Energy Ltd.
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2025
Document Type	6-K
Document Period End Date	Sep. 30, 2024
Entity File Number	001-41769
Entity Address, Address Line One	750 West Pender Street, Suite 250
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6C 2T7